Income Taxes (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 886	$ 735	$ 482
Increase related to current year tax positions	346	151	253
Balance at end of the year	$ 1,232	$ 886	$ 735